Investment in Associates and Joint Ventures (Summary of Condensed Financial Statements) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024
Assets
Total assets	$ 2,035,162		$ 2,035,162		$ 2,061,751
Liabilities
Total liabilities	1,909,768		1,909,768		$ 1,946,591
Total net revenues	15,297	$ 14,176	52,283	$ 41,709
Total other comprehensive income (loss)	$ (312)	$ 2,082	$ 2,805	$ 3,312